4 SEGMENTED INFORMATION: Schedule of geographically segmented non-current assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current assets	$ 8,087,747	$ 8,531,303
UNITED STATES
Non-current assets	4,978,846	5,950,539
IRELAND
Non-current assets	1,281,621	1,386,645
International
Non-current assets	$ 1,827,280	$ 1,194,119